GMO International Equity Allocation Fund Investment Objectives and Goals - GMO International Equity Allocation Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GMO INTERNATIONAL EQUITY ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return greater than that of its benchmark, the MSCI ACWI ex USA.